As filed with the Securities and Exchange Commission on February 26, 1999

                         File No. 33-24041/811-5646

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

      Pre-Effective Amendment No.                                [ ]
      Post-Effective Amendment No. 13                            [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ ]
      Amendment No. 17             [X]


                             NEW CENTURY PORTFOLIOS
               (Exact name of Registrant as specified in Charter)

             20 William Street, Suite 330, Wellesley, MA 02481-4102
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (781) 239-0445

               Wayne M. Grzecki, President, New Century Portfolios
             20 William Street, Suite 330, Wellesley, MA 02481-4102
                     (Name and Address of Agent for Service)

                  Please send copies of all communications to:
                           Steven M. Felsenstein, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                              2600 Commerce Square
                           Philadelphia, PA 19103-7098

Approximate date of Proposed Public Offering:

      As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective (check appropriate box):
    X     immediately  upon  filing  pursuant  to  paragraph  (b).
          on (date), pursuant to paragraph (b).
          60 days after filing pursuant to paragraph (a) (1).
          on (date) pursuant to paragraph (a) (1).
          75 days after filing pursuant to paragraph (a)(2).
          on (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:
               This post-effective amendment designates a new effective date for a previously filed post-effective amendment.




                                   PROSPECTUS
                             NEW CENTURY PORTFOLIOS

                                February 26, 1999

Each Portfolio has a specific investment objective. There is no assurance the objectives will be achieved.

NEW CENTURY CAPITAL PORTFOLIO. The investment objective of the Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. The Portfolio seeks to achieve these objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign).

NEW CENTURY BALANCED PORTFOLIO. The investment objective of the Portfolio is to provide income, with a secondary objective to provide capital growth, while managing risk. The Portfolio seeks to achieve these objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign), and fixed income securities (domestic and foreign).


--------------------------------------------------------------

The Securities and Exchange Commission has not approved or disapproved these securities. The Commission does not assure the adequacy of any prospectus. It is not legal to claim that the Commission has done so.

New Century Portfolios

-------------------------------------------------------------------
Prospectus
February 26, 1999



Table of Contents                                         Page
Summary Investment Objectives And Policies                  1
Investment Objectives                                       1
Investment Policies                                         1
New Century Capital Portfolio                               1
New Century Balanced Portfolio                              2
Risk Factors                                                3
Past Performance                                            3
Fund Expenses                                               6
More Investment Policies Of Each Portfolio                  7
      Investments in Individual Securities                  7
      Trend Analysis                                        7
      Investments In Investment Companies And
             The Investment Company Industry                8
      Underlying Funds                                      10
      Money Market Securities                               11
Investment Advisor                                          12
Distribution of Shares                                      14
Buying Shares                                               15
Exchanging Shares                                           15
Selling (Redeeming) Shares                                  16
      Mail Redemptions                                      16
      Telephone Redemptions                                 17
      Account Minimum                                       17
      Redemptions In-Kind                                   17
Distributions                                               18
      Frequency                                             18
      Reinvestment                                          18
      Taxes                                                 18
      Tax Withholding                                       19
Transaction Procedures and Special Requirements             19
      Share Price                                           19
      How and When Priced                                   19
      Proper Form                                           20
      Written Instructions                                  20
      Joint Accounts                                        20
      Signature Guarantees                                  20
      Telephone                                             21
      Other Services                                        21
      Automatic Investment Program                          21
      Systematic Withdrawal Programs                        21
      Special Plans                                         21
      Statements and Reports                                22
Financial Highlights                                        23

                   Summary Investment Objectives And Policies

Investment Objectives

NEW CENTURY CAPITAL PORTFOLIO. The investment objective of the Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk.

NEW CENTURY BALANCED PORTFOLIO.  The investment objective of the
Portfolio is to provide income, with a secondary objective to provide capital growth, while managing risk.

Investment Policies

New Century Capital Portfolio

The New Century Capital Portfolio seeks to achieve its investment objective by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign). (The Portfolio's objective, including its policy to concentrate in shares of other registered investment companies, cannot be changed without approval by the shareholders.) The Advisor will diversify equity investments by investing the assets of the Portfolio primarily in investment companies that concentrate in different segments of the equity markets. For example, the Portfolio may be invested in investment companies that emphasize growth, growth and income, equity income, small company, aggressive, and foreign equities.

The Advisor may invest a portion of the Portfolio assets in those investment companies that use different versions of so-called defensive strategies to minimize risk. These defensive strategies may include the purchase of low volatility stocks, a combination of stocks and bonds or convertible bonds, money market funds, cash and cash equivalents, as well as high dividend paying stocks.

In addition, the Portfolio may commit a portion of its assets to certain investment companies whose assets do not necessarily move in accordance with the United States stock market. These would include investment companies that invest in foreign stocks and bonds, real estate and other tangible assets, as well as investment companies that concentrate their assets in one segment of the equities market.

The Advisor will monitor and respond to changing economic and market conditions and then, if necessary, reposition the assets of the Portfolio. The Advisor uses a number of techniques to make investment decisions, one of which is trend analysis. Trends are analyzed by using a variety of technical and fundamental indicators, such as the direction of interest rates, economic growth and various moving averages. The Advisor manages risk through diversification and asset allocation and by monitoring activities of underlying funds in which the Portfolio invests.

New Century Balanced Portfolio

The New Century Balanced Portfolio seeks to achieve its investment objective by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign) and fixed income securities (domestic and foreign). (The Portfolio's objective, including its policy to concentrate in shares of other registered investment companies cannot be changed without approval by the shareholders.) To produce its return, the Portfolio will use a variety of investment techniques designed to generate primarily, dividends (including dividends of funds in which we invest which is derived from interest), interest, and other income. The Advisor will diversify equity and fixed income investments by investing the assets of the Portfolio primarily in investment companies that concentrate in different segments of the equity markets and investment companies that concentrate in different segments of the fixed income markets. (The Portfolio determines that the structure of its investments is "balanced" by evaluating the composite investments of the investment companies in which it has invested.) For example, the portion of the Portfolio that is invested in equities may be invested in investment companies that emphasize growth, growth and income, equity income, small company and foreign equities. The portion of the Portfolio that is invested in fixed income securities may be invested in investment companies that emphasize domestic, high yield and foreign fixed income securities.

The Advisor may invest a portion of the Portfolio assets in those investment companies that use different versions of so-called defensive strategies to minimize risk. These defensive strategies may include the purchase of low volatility stocks, a combination of stocks and bonds or convertible bonds, money market funds, cash and cash equivalents, as well as high dividend paying stocks. For example, a fund may be chosen because it primarily invests in intermediate or short-term bonds, which are less volatile than funds emphasizing longer-term bonds.

In addition, the Portfolio may commit a portion of its assets to certain investment companies whose assets do not necessarily move in accordance with the United States stock market. These would include investment companies that invest in foreign stocks and bonds, real estate and other tangible assets, as well as investment companies that concentrate their assets in one segment of the equities market.

The Advisor will monitor and respond to changing economic and market conditions and then, if necessary, reposition the assets of the Portfolio. The Advisor uses a number of techniques to make investment decisions, one of which is trend analysis. Trends are analyzed by using a variety of technical and fundamental indicators, such as the direction of interest rates, economic growth and various moving averages. The Advisor manages risk through diversification and asset allocation, and by monitoring activities of underlying funds in which the Portfolio invests.

                                  Risk Factors

You  should  consider  a number of  factors  before  investing  in either of the
Portfolios:

      (a) The Portfolios concentrate (invest more than 25% and up to 100% of the value of their respective assets) in the shares of registered open-end and closed-end investment companies. Thus, the Portfolios are affected by the performance of those companies. Loss of money is a risk of investing in the Portfolios. The Portfolios also contribute to the expenses of operating those companies (including their advisory or operating fees). (See "Investments in Investment Companies and the Investment Company Industry.") Each Portfolio has the right to invest in investment companies which charge a "sales load" and other sales charges. Each Portfolio will seek to minimize such charges, but they can reduce the Portfolio's investment results.

      (b) You should recognize that you may invest directly in mutual funds. By investing in mutual funds indirectly through the Portfolios, you will bear both your proportionate share of the expenses of the Portfolios (including operating costs and investment advisory and administrative fees) and similar expenses of the underlying funds. In addition, you will bear your proportionate share of expenses related to the distribution of that Portfolio's shares and you also may indirectly bear expenses paid by an underlying fund for the distribution of its shares.

      (c) The Portfolios may invest in investment companies which concentrate in a particular industry. These companies tend to have greater fluctuation in value than other investment companies.

      (d) Like other mutual funds, as well as other financial and business organizations around the world, the Portfolios could be adversely affected if the computer systems used by the Portfolios' Advisor, Transfer Agent and other service providers do not properly process and calculate date-related information and data as of and after January 1, 2000. The Advisor is taking steps that it believes are reasonably designed to address the year 2000 issue with respect to computer systems that it uses. It is also asking for reasonable assurances that the Portfolios' other major service providers are taking comparable steps. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Portfolios.

                                Past Performance

The bar charts and tables below show each Portfolio's annual returns and its long-term performance. The bar charts show how each Portfolio's return has changed from year to year. The second table shows how each Portfolio's average annual returns for certain periods compare with those of the S&P Index, a widely recognized index of stock performance. The bar charts and tables assume that all dividends and capital gain distributions have been reinvested in new shares of the Portfolio. This information indicates the risks of investing in the Portfolios. Past performance is not necessarily an indication of how a Portfolio will perform in the future. (See "More Investment Performance" for further information about the performance of each Portfolio.)

                         NEW CENTURY CAPITAL PORTFOLIO


40.00% |
       |       36.45%
30.00% |                                      28.10%
       |                                                     26.06%
20.00% |                                                              20.09%
       |                       13.82%                14.54%
10.00% |
       |
   0%  |---------------0.55%-----------0.06%------------------------------------
        -4.76%

        1990    1991   1992    1993    1994   1995   1996    1997     1998


          Best Quarter Q4 '98  =   20.62%
          Worst Quarter Q3 '90 =  -15.02%


                         NEW CENTURY BALANCED PORTFOLIO

40.00% |
       |
30.00% |
       |
20.00% |        22.93%                         22.86%
       |                      15.52%                             18.57%
10.00% |                                               12.22%            13.48%
       |
   0%  |---------------2.82%---------------------------------------------------
        -0.74%
                                       -2.41%

        1990    1991   1992    1993    1994   1995     1996      1997     1998


          Best Quarter Q4 '98  =   12.17%
          Worst Quarter Q3 '90 =  - 9.35%

              Average Annual Total Return as of December 31, 1998

                                                      Inception
                             1 Year       5 Years    (Jan. 31, 1989)
                             ------       -------    ---------------
New Century Capital
Portfolio                    20.09%        17.32%         14.03%

New Century Balanced
Portfolio                    13.48%        12.61%         11.29%

S&P Index                    28.58%        24.05%         18.53%

                                 Fund Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of a Portfolio.

Shareholder Fees (fees paid directly      New Century   New Century
from your investment)                      Capital       Balanced
                                           Portfolio     Portfolio

   Maximum Sales Charge (Load) Imposed       none           None
   on Purchases

   Maximum Deferred Sales Charge (Load)      none           None

   Redemption Fee                            none           None

   Exchange Fee                              none           None

Annual Fund Operating Expenses (expenses that are deducted from
Portfolio assets)

   Management and Advisory Fees              1.00%         1.00%

   Distribution (12b-1) Fees                 0.18%         0.17%

   Other Expenses                            0.26%         0.29%
                                             -----         -----

   Total Annual Operating Expenses           1.44%         1.46%
                                             =====         =====

The Example below is meant to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 year     3 years   5 years   10 years

New Century Capital          $147       $456      $787      $1,724
Portfolio

New Century Balanced         $149       $462      $797      $1,746
Portfolio

                   More Investment Policies of Each Portfolio

Investments in Individual Securities

While it is not currently the intention of the Portfolios, each Portfolio retains the right, when the Advisor deems appropriate, to invest in individual securities. The Advisor will not invest in individual securities without prior approval by the Board of Trustees. The Portfolios will invest in common stocks or bonds when the Advisor believes from its analysis of economic and market trends that the investment environment favors investing in those securities. Securities are selected from particular industry groups and particular companies which may be experiencing favorable demand. The Portfolios have not set limits on asset size for the issuers of such securities. While it is not currently the intent of the Portfolios, each Portfolio retains the right when the Advisor deems appropriate to invest in fixed income securities.

The Portfolios may invest only in investment grade fixed income securities. There are four categories which are referred to as investment grade. These are the four highest ratings or categories as defined by Moody's Investors Service, Inc. ("Moody's) and Standard and Poor's Corporation ("Standard & Poor's"). Categories below this have lower ratings and are considered more speculative in nature. The following are bond ratings classified as investment grade by Moody's and Standard and Poor's. Baa and BBB rated securities are considered to have speculative characteristics.

                               Moody's     Standard & Poor's

         High Grade            Aaa         AAA
         High Quality          Aa          AA
         Upper Medium Grade    AA          A
         Medium Grade          Baa         BBB

Ratings from "AA" to" B" may be modified by a plus or minus sign to show relative standings within the categories.

Trend Analysis

The Advisor will attempt to monitor and respond to changing economic and market conditions and if necessary reposition the portfolios' assets depending on the trend analysis. Trends are analyzed by using a variety of technical and fundamental indicators. Among the factors which are included in the analysis are the direction of interest rates, economic growth, industry trends and various moving averages.

When the Advisor identifies an upward trend, the New Century Capital Portfolio will seek to obtain growth over income while managing risk and the New Century Balanced Portfolio will seek to obtain income over growth while managing risk.

When a downward trend has been identified, protection of principal may be emphasized over opportunities for gains in both the New Century Capital and New Century Balanced Portfolios. When the Advisor believes that income producing assets are more appropriate due to the economic and market conditions an emphasis will be placed on income producing investment vehicles. During periods of time when the Advisor believes there may be unacceptable high risks, the Portfolios may invest in cash, money market accounts, or money market instruments to protect the value of the Portfolios.

Investments In Investment Companies And The Investment Company Industry

The Portfolios, by investing in shares of investment companies, indirectly pay a portion of the operating expenses, management expenses and brokerage costs of such companies as well as the expense of operating the Portfolio. Thus, the Portfolios' investors will indirectly pay higher total operating expenses and other costs than they would pay by owning the underlying investment companies directly. The Portfolios attempt to identify investment companies that have demonstrated superior management in the past, thus possibly offsetting these factors by producing better results and/or lower costs and expenses than other investment companies. There can be no assurance that this result will be achieved.

Investing in an investment company does not eliminate investment risk. When the Advisor has identified a significant upward trend in a particular industry sector, each Portfolio retains the right to invest in investment companies which concentrate in a particular industry sector. Such investment companies tend to have greater fluctuations in value when compared to other categories of investment companies.

The Portfolios must also structure their investments in other investment company shares to comply with certain provisions of federal and state securities laws. Currently, the law limits the amount of the investment of New Century Portfolios' assets in any investment company to 3% of total asset value of any such company. These laws and regulations also may adversely affect the operations of each Portfolio with respect to purchases or redemption of shares issued by an investment company. As a result of this restriction, a Portfolio would have to select alternative investments, which may be less desirable than the previously acquired investment company securities. Shares held by New Century Portfolios in excess of 1% of an issuer's outstanding securities will be considered illiquid and, together with other illiquid securities, may not exceed 10 percent of each Portfolio's assets. (The underlying investment company may be allowed to delay redemption of its shares held by an investment company, such as New Century Portfolios, in excess of 1% of its total assets for 30 days.)

Consequently, if a Portfolio were more heavily concentrated in a small investment company, it might not be able to readily dispose of such investment company shares and might be forced to redeem Portfolio shares in kind to redeeming shareholders by delivering shares of investment companies that are held by the Portfolio. Each Portfolio will generally limit the portion of its assets which will be invested in any underlying fund so as to minimize or eliminate the effects of this restriction. Although a Portfolio may be restricted in its ability to redeem, Portfolio shareholders who receive shares upon redemption are not so restricted. If shares are redeemed in kind, the redeeming Shareholder may incur redemption fees or brokerage costs in converting the assets into cash. Applicable fundamental policies are reflected in the Portfolio's investment restrictions. Holdings of affiliated persons are included in the 3 percent limitation on investment in any other investment company and in the computation of the 1% of an underlying issuer's securities for purposes of the illiquidity restriction, and possible delay in redemption of underlying investment company securities, described above. When affiliated persons hold shares of any of the underlying funds, New Century Portfolios' ability to invest is restricted. In that case, the Portfolios could be forced to select alternative, and perhaps less preferable, investments. This restriction applies to New Century Portfolios as a whole, not each Portfolio separately.

Investment decisions by the investment advisors of the underlying funds are made independently of the Portfolios and its Advisor. Therefore, the investment advisor of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment advisor of another such fund. The result of this would be an indirect expense to a Portfolio without accomplishing any investment purpose.

Each Portfolio expects that it will select the investment companies in which it will invest based, in part, upon an analysis of the past and projected performance and investment structure of the investment companies. However, each Portfolio must consider other factors in the selection of investment companies. These other factors include, but are not limited to, the investment company's size, shareholder services, liquidity, investment objective and investment techniques, etc. Each Portfolio will be affected by the losses of its underlying investment companies, and the level of risk arising from the investment practices of such investment companies (such as repurchase agreements, quality standards, or lending of securities) and has no control over the risks taken by such investment companies. Each Portfolio can also elect to redeem (subject to the 1% limitation discussed above) its investment in an underlying investment company (or sell it if the company is a closed-end one) if that action is considered necessary or appropriate. The following is a list of many of the types of investment companies which are eligible for inclusion in the
Portfolios:

        Growth Funds               Income (Equity) Funds
        Growth and Income Funds    Income (Mixed) Funds
        Bond and Preferred Funds   Option/Income Funds
        Balanced Funds             U.S. Government Income
                                   Funds
        Precious Metals            International Equity
        Funds/Gold Funds           Funds
        Money Market Funds         International Bond Funds
        GNMA Funds                 International Money
                                   Market Funds
        Global Bond Funds          Global Money Market Funds
        Global Equity Funds        Aggressive Growth Funds
        Municipal Bonds            Municipal Bond Funds
        Sector Funds               Short Term Bond Funds
        High Yield Bond Funds      Intermediate Term Bond
                                   Funds
        Income (Bond) Funds

The Portfolios will not invest in an investment company which charges a contingent deferred sales load.


Underlying Funds

The underlying funds in which the Portfolios invest may invest in various obligations and employ various investment techniques. The following describes some of the most common of such obligations and techniques.

Illiquid And Restricted Securities. An underlying fund may invest up to 15% of its net assets in illiquid securities for which there is no readily available market. Illiquid Securities may include restricted securities the disposition of which would be subject to legal restrictions. During the time it takes to dispose of illiquid securities, the value of the securities (and therefore the value of the underlying fund's shares held by a Portfolio) could decline.

Foreign Securities. An underlying fund may invest its assets in securities of foreign issuers. There may be less publicly available information about these issuers than is available about companies in the U.S. and such information may be less reliable. Foreign securities are subject to heightened political, social and economic risks, including the possibility of expropriation, nationalization, confiscation, confiscatory taxation, exchange controls or other foreign governmental restrictions. All of these risks are heightened for investments in emerging markets.

Foreign Currency Transactions. In connection with its portfolio transactions in securities traded in a foreign currency, an underlying fund may enter into forward contracts to purchase or sell an agreed upon amount of a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. Although such contracts tend to minimize the risk of loss due to a change in the value of the subject currency, they tend to limit any potential gain which might result should the value of such currency change favorably during the contract period.

Industry Concentration. An underlying fund may concentrate its investments within one industry. Because investments within a single industry would all be affected by developments within that industry, a fund which concentrates in an industry is subject to greater risk than a fund which invests in a broader range of securities. Also, the value of the shares of such an underlying fund may be subject to greater market fluctuation than an investment in a more diversified fund.

Repurchase Agreements. Like the Portfolios, underlying funds, particularly money market mutual funds, may enter into repurchase agreements. If the seller should default on its obligation to repurchase the securities, the underlying fund may experience delays or difficulties in exercising its rights to realize upon the securities held as collateral and might incur a loss if the value of the securities should decline.

Loans Of Portfolio Securities. An underlying fund may lend its portfolio securities equal in value up to one-third of its total assets. The loan is secured continuously; however, loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

Short Sales. An underlying fund may sell securities short. In a short sale, the fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund may be required to pay a premium, dividend or interest.

Risk Factors Regarding Options, Futures And Options On Futures. Successful use by an underlying fund of options on stock or bond indices, financial and currency futures contracts and related options, and currency options will be subject to the investment manager's ability to predict correctly movements in the direction of the securities and currency markets generally or of a particular segment. If a fund's investment manager is not successful in employing such instruments in managing a fund's investments, the fund's performance will be worse than if it did not employ such strategies. In addition, a fund will pay commissions and other costs in connection with such investments, which may increase the fund's expenses and reduce the return. In writing options on futures, a fund's loss is potentially unlimited and may exceed the amount of the premium received.

Certain derivative positions may be closed out only on an exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any specific time. Thus, it may not be possible to close such a position and this could have an adverse impact on a fund. When trading options on foreign exchanges or in the OTC market many of the protections afforded to exchange participants will not be available and a secondary market may not exist.

Leverage Through Borrowing. An underlying fund may borrow to increase its holdings of portfolio securities. The fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300%, even if disadvantageous. Leveraging will exaggerate the effect of any increase or decrease in the value of portfolio securities on the fund's net asset value, and money borrowed will be subject to interest costs and fees which may exceed the interest and gains, if any, received from the securities purchased with borrowed funds.

Money Market Securities

Each Portfolio may invest in money market securities, which include:

o     marketable securities issued or guaranteed as to principal and interest by the government of the United
                States or by its agencies or instrumentalities;

o     domestic bank certificates of deposit;

o     bankers' acceptances;

o     prime commercial paper; and

o     repurchase agreements (secured by United States Treasury or agency obligations).

The cash will be invested in high quality money market instruments while seeking maximum current income and maintaining preservation of capital. These instruments are considered safe because of their short-term maturities, liquidity and high quality ratings.

Commercial paper is limited to the two highest ratings of Moody's and Standard and Poor's. Firms rate borrowers differently according to their classifications. Standard and Poor's rates companies from A for the highest quality to D for the lowest quality rating. The A-rated companies are also subdivided into three groups depending on relative strength. Moody's uses P1 as their highest rating along with P2 and P3. Commercial Paper may be purchased that is rated Prime 1 or 2 by Moody's or A-1 or A-2 by the Standard and Poor's Corporation. Instruments such as Commercial paper and notes which are issued by companies having an outstanding debt rated within these two highest ratings may be purchased.

Bank Certificates of Deposit and Banker's Acceptances are limited to U.S. dollar denominated instruments of domestic banks (generally limited to institutions with a net worth of at least $100,000,000) and of domestic branches of foreign banks (limited to institutions having total assets of not less than $1 billion or its equivalent).

Under a repurchase agreement the Portfolio acquires a debt instrument for a relatively short period (usually not more than one week) subject to the obligations of the seller to repurchase and of the Portfolio to resell such instrument at a fixed price. The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Portfolio may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Portfolio and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that the Portfolio may not be able to substantiate its interest in the underlying securities. While management of the Portfolio acknowledges these risks, it is expected that they can be controlled through stringent security selection and careful monitoring procedures.

The Portfolio will select money market securities for investment when such securities offer a current market rate of return which the Advisor considers reasonable in relation to the risk of the investment, and the issuer can satisfy suitable standards of credit-worthiness set by the Advisor and described in the Statement of Additional Information.

Portfolio Turnover. Each Portfolio presently estimates that its annualized portfolio turnover rate generally will not exceed 200%. High portfolio turnover might adversely affect a Portfolio's performance due to additional transaction costs (such as brokerage commissions or sales charges) and adverse tax effects. (See "Dividends, Distributions and Taxes".)

More Investment Performance

The following line graph illustrates the past performance of $10,000 in each of the Portfolios, as compared to the Standard & Poor's 500 Index, a broad-based securities index. The chart which appears after the line graph illustrates the average annual returns for one-Year, five-year and since inception time periods.

 Comparison of the change in a $10,000 investment in the New Century Portoflios and the Standard & Poor's 500 Index as of October 31, 1998.

                 $50,000  |
                          |
                 $45,000  |                                                                                           o
                          |
Dollars - $      $40,000  |
                          |                                                                                  o
                 $35,000  |
                          |
                 $30,000  |                                                                                           z
                          |                                                                       o          z
                 $25,000  |                                                                                           x
                          |                                                              o        z          x
                 $20,000  |                                                              z        x
                          |                                o        o         o          x
                 $15,000  |           o          o         xz       xz        x
                          |o          xz         xz
                 $10,000  |xz---------|----------|---------|--------|---------|----------|--------|----------|--------|----

                          1/31/89  10/31/89  10/31/90  10/31/92  10/31/93  10/31/94  10/31/95  10/31/96  10/31/97  10/31/98


                              --------------------------------------------------------------------------
                              | z  New Century Capital     x  New Century Balanced      o S&P 500 Index |
                              --------------------------------------------------------------------------


                    1/31/89   10/31/89  10/31/90  10/31/91  10/31/92  10/31/93  10/31/94  10/31/95  10/31/96  10/31/97  10/31/98

S&P 500 Index       $10,000   $12,032   $11,652   $15,169   $16,300   $17,925   $18,136  $24,928   $29,979   $37,530    $45,783
New Century Capital $10,000   $11,228   $10,693   $14,591   $14,670   $16,698   $16,708  $21,403   $24,515   $30,118    $32,519
New Century
     Balanced       $10,000   $11,109   $11,026   $13,554   $13,937   $16,100   $15,712  $19,304   $21,663   $25,095    $26,844

Average Annual Returns for the periods ended October 31, 1998*:

                                                       Inception
                              1 Year      5 Year       (1/31/89)
     New Century Capital      7.97%       14.60%       12.74%
     New Century Balanced     6.76%       11.02%       10.56%


   * Average annual return for the Portfolios assumes the reinvestment of all dividends and distributions and the deduction of all fees and expenses.


Performance and data represent past performance. Investment return and principal value of an investment in the Fund will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost.

The Trust's Annual Report contains further information about the performance of each Portfolio. (See the back cover for information about how to get a free copy of the Annual Report.)

Investment Advisor

The investments of each Portfolio are managed by Weston Financial Group, Inc. (the "Advisor"), 20 William Street, Suite 330, Wellesley, Massachusetts 02481-4102, under separate investment advisory agreements (previously defined as the "Advisory Agreements") which became effective on February 28, 1990. The Advisory Agreements provide that the Advisor shall supervise and manage the Portfolio's investments and shall determine the Portfolio's portfolio transactions, subject to periodic review by the Board of Trustees. The Advisor is responsible for selecting brokers and dealers to execute transactions for the Portfolio.

On October 16, 1998, the Fund's shareholders approved new investment advisory agreements with the Advisor to replace the current Advisory Agreements. The new agreements contain the same terms and conditions as the current Advisory Agreements, except for effective dates and termination dates. Shareholders were asked to approve the new agreements because the Advisor plans to merge with Weston Advisors, Inc., an affiliated Company, which will result in a change in control of the Advisor.

The fees paid under the Advisory Agreements are higher than the investment advisory fees paid by most other mutual funds. The Advisor currently provides investment advisory services for approximately $416 million of assets of individuals, trusts and estates. The Advisor has provided discretionary investment advisory services relating to investments in mutual funds since 1981.

Pursuant to its Advisory Agreement with each Portfolio, the Advisor will manage the assets of each Portfolio in accordance with the stated objective, policies and restrictions of the Portfolio (subject to the supervision of the New Century Portfolios' Board of Trustees and officers). The Advisor will also keep certain books and records in connection with its services to the New Century Portfolios. The Advisor has also authorized any of its directors, officers and employees who have been elected as Trustees or officers of the New Century Portfolios to serve in the capacities in which they have been elected. Services furnished by the Advisor under the agreement may be furnished through the medium of any such directors and officers.

As compensation for its services as investment advisor, the Advisor receives a fee, computed daily and payable monthly, at the annualized rate of 1% of each Portfolio's average daily net assets for the first $100 million in assets and
 .75% of the assets exceeding that amount. The Advisor's fee is higher than that paid by most other investment companies. For the fiscal year ended October 31, 1998, the Advisor received $875,355 (1% of average net assets) for the New Century Capital Portfolio and $533,425 (1% of average net assets) for the New Century Balanced Portfolio.

The Advisor uses an investment team approach to analyze investment trends and strategies for the Portfolios. Members of the investment team are responsible for the continuous review and administration of each Portfolio's investment program, subject to the objectives specified in the Prospectus and supplemental guidelines approved by the New Century Portfolios' Board of Trustees. Wayne M. Grzecki, who has 21 years of investment experience, is the coordinator of the team. Mr. Grzecki has served in various management positions with the Advisor since 1986 and is President of the New Century Portfolios. Douglas A. Biggar and Ronald A. Sugameli are the other members of the team. Mr. Biggar, a Principal of the Advisor and Trustee of the Portfolios, served as the New Century Portfolios' portfolio manager from inception to 1994. Mr. Sugameli, a Vice President of the Portfolios, has served in various management positions with the Advisor since 1984, advising individuals concerning financial planning and investment advice.

The Advisor was organized in 1981 and principally provides investment advice to individuals. The Advisor does not provide investment advice to any other investment companies.

The Advisor also serves as the Portfolios' administrator under an agreement with each Portfolio the "Administration Agreement"). The Administration Agreements provide that the Advisor will furnish the New Century Portfolios with office facilities, and with any ordinary clerical and bookkeeping services not furnished by the custodian, transfer agent or Distributor. The Administration Agreements were approved by the Board of Trustees. As compensation for its services as an administrator, the Advisor receives an amount equal to the salaries and expenses of the personnel who perform the administrative duties.

                             Distribution Of Shares

Weston Securities Corporation is each Portfolio's Distributor. The Distributor promotes the distribution of the shares of each Portfolio in accordance with those agreements and the terms of the Distribution Plan for each Portfolio (the "Plan") adopted pursuant to Rule l2b-1 under the 1940 Act. Each Plan provides for the use of Portfolio assets to pay expenses of distributing Portfolio shares.

The Plan provides that each Portfolio may incur distribution costs which may not exceed .25% per annum of the Portfolio's net assets for payments to the Distributor for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of shares of the Portfolio. The Distribution Agreement adopted under each Plan provides that each Portfolio will pay the Distributor a monthly fee at an annual rate of .25% of the Portfolio's average daily net assets. Thus, each Portfolio will not bear any distribution expenses in excess of its payments to the Distributor. The Plans do not limit the amounts paid to the Distributor by each Portfolio to amounts actually expended by the Distributor. It is therefore possible for payments to the Distributor to exceed its expenses in a particular year.

Because these fees are paid out of the Portfolios' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                 Buying Shares

To purchase shares of a Portfolio please complete the application form and mail it together with your check payable to New Century Portfolios to:

                        First Data Investor Services Inc.
                               3200 Horizon Drive
                                 P.O. Box 61503
                         King of Prussia, PA 19406-0903

Subsequent investments may be made at any by mailing a check, payable to New Century Portfolios to the Transfer Agent at the address above. Mail orders should include, when possible, the "Invest by Mail" stub which accompanies any Portfolio confirmation statement. The Distributor may be reached at (888) 639-0102.

Purchases are made at the net asset value per share next computed after receipt of your order by the Portfolio's Transfer Agent, First Data Investor Services Inc. There is no sales load or charge assessed on the New Century Capital Portfolio or the New Century Balanced Portfolio.

Each Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the best interest of the Portfolio, (iii) to reduce or waive the minimum for initial and subsequent investments as set forth above. Your purchase will be made in full and fractional shares of the Portfolio calculated to three decimal places. Shares are normally held in an open account for shareholders by each Portfolio, which will send to shareholders a statement of shares owned at the time of each transaction. Share certificates for full shares are, of course, available at any time at written request at no additional cost to the shareholder. No certificates will be issued for fractional shares.

                                Exchanging Shares

You may exchange all or part of your shares into any other New Century Portfolio, at net asset value. The amount invested must equal or exceed the required minimum investment of the Portfolio which is purchased. If you request an exchange, you will be sent a current prospectus and an exchange authorization form to authorize the exchange. No fees or sales loads are charged for the exchange privilege.

You may also  request  an  exchange  by  telephoning  the  Distributor  at (888)
639-0102 if you have previously submitted the telephone exchange option available from the Portfolio. An exchange is technically a sale of one Portfolio and the purchase of another, and is a taxable transaction. The sale may involve either a capital gain or loss to you for tax purposes. The exchange privilege is subject to termination and its terms are subject to change.

                           Selling (Redeeming) Shares

You may redeem your shares of the Portfolios without charge on any day on which the Portfolios calculate their net asset values (see "Share Price"). Redemptions will be effective at the net asset value per share next determined after the receipt of a redemption request meeting the requirements described below. After we receive your request in good order, we normally send redemption proceeds on the next business day, and in any event, within seven days (or earlier if required under applicable law). There is no charge for redemptions by the Portfolios or repurchases by the Distributor.

You may sell shares by mail or by telephone.

Mail Redemptions

To sell shares by mail you must send us signed written instructions. The written request must:

o     include the Portfolio and the shareholder's account number,

o     state the number of shares to be redeemed, and

o be signed by each registered owner exactly as the shares are registered.

If you would like your redemption proceeds wired to a bank account, your instructions should include:

o the name, address, and telephone number of the bank where you want the proceeds sent

o     your bank account number

o     the Federal Reserve ABA Routing number.

If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the Transfer Agent together with the redemption request.

The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. The Transfer Agent will not consider a redemption request to be complete until it receives all required documents in proper form. You should call the Transfer Agent at (800) 441-8580 with questions about the proper form for redemption requests. Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the request may be delayed until the Portfolio determines that its Custodian Bank has completed collection of the purchase check which may take up to 15 days. The Board of Trustees may suspend the right of redemption or postpone the date of payment during any period when:

o trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission,

o      such Exchange is closed for other than weekends and holidays,

o the Securities and Exchange Commission has by order permitted such suspension, or

o an emergency, as defined by rules of the Commission, exists during which time the sale of portfolio securities or valuation of securities held by the Portfolio are not reasonably practicable.

Telephone Redemptions

You may redeem shares by telephoning the Distributor at (888) 639-0102 if you have previously submitted the telephone redemption form available from the Portfolio. (Telephone redemption will not be available for shares held in tax qualified accounts, for amounts less than $5,000, or for shares for which certificates are outstanding.) The proceeds will be paid to the registered share owner(s):

o     by mail at the address specified on the Telephone Redemption
      Form, or

o     by wire to the bank account designated on the Form.

All registered owners of an account must complete the Telephone Redemption Form and the signatures must be guaranteed as described above. The Portfolio or its Distributor may cancel the telephone redemption privilege at any time without prior notice. They may require the use of written redemption procedures when deemed necessary to protect the Portfolio and its shareholders.

We will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable procedures designed to verify the identity of the caller. We will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your transaction statements immediately after you receive them.

Account Minimum

Your account may be closed if it is worth less than the minimum initial investment required when the account is established, presently $5,000. (If you redeem shares from an inactive account established with a minimum investment, the account may fall below the minimum initial investment, and could be closed). We would advise you in writing at least sixty (60) days prior to closing the account, during which time you may purchase additional shares in any amount necessary to bring the account back to $5,000. We will not close your account if it falls below $5,000 solely because of a market decline.

Redemptions In-Kind
If the Board determines that it would be detrimental to the best interest of the remaining shareholders of a Portfolio to make payment in cash, the Portfolio may pay the redemption price in whole or in part by distribution in kind of securities from the Portfolio. Such securities will be valued on the basis of the procedures used to determine the net asset value at the time of the redemption. If your shares are redeemed in kind, you may be required to comply with normal procedures to redeem shares of an underlying fund, or you may incur either normal processing delays or brokerage costs in converting the assets into cash.

                                 Distributions

Frequency

The New Century Capital Portfolio intends to declare and pay annual dividends to its shareholders. The New Century Balanced Portfolio intends to declare and pay quarterly dividends to its shareholders, of substantially all of its net investment income, if any, earned during the year from its investments. Each Portfolio will distribute net realized capital gains, if any, once each year.

Reinvestment

Your dividends and distributions will be reinvested in additional shares of a Portfolio unless you elect in writing to receive dividends or distributions in cash. To change your election you must notify the Transfer Agent in writing fifteen days prior to record date. Reinvestments will be made on the payment date at the net asset value determined on the record date of the dividend or distribution.

Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. The Portfolios do not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

Taxes

If you buy shares shortly before the record date, any distribution will lower the value of the Portfolio's shares by the amount of the distribution and you will then receive a portion of the price you paid back in the form of a taxable distribution. If you are subject to federal income taxes, distributions from long-term capital gains are taxable as such, whether paid in cash or reinvested in shares and regardless of the length of time you have owned Portfolio shares. In addition, dividends from net investment income or net short-term gains will be taxable to you as ordinary income, whether paid in cash or shares.

We will provide an information return to you describing the Federal tax status of the dividends paid by a Portfolio during the preceding calendar year within 60 days after the end of each year as required by present tax law. You should consult your tax advisor concerning the state or local taxation of such dividends, and the Federal, state and local taxation of capital gains distributions. Dividends declared in October, November or December of any year to investors of record will be deemed to have been paid and received by the investors on December 31 of the year, provided such dividends are paid before February 1 of the following year.

The dividends paid by a Portfolio may qualify for the 70% dividends received deduction for corporations. Distributions from long-term capital gains are not eligible for the dividends received deduction for corporations. Corporate investors should recognize that the investor must hold Portfolio shares for more than 45 days during the period beginning 45 days before each dividend date and ending 90 days thereafter to qualify any dividends (or portion thereof) for the dividends received deduction. Tax Withholding

In accordance with law, we may be required to withhold a portion of dividends or redemptions or capital gains paid to you and remit such amount to the Internal Revenue Service, if you fail to furnish us with a correct taxpayer identification number, if you fail to supply us with a tax identification number altogether, if you fail to make a required certification, or if the Internal Revenue Service notifies us to withhold a portion of such distributions from your account. Certain entities, such as certain types of trusts, may be exempt from this withholding provided they file an appropriate exemption certificate with us.

                 Transaction Procedures and Special Requirements

Share Price

The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form.

How and When Priced

The net asset value of a Portfolio share is determined as of 5 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading from Monday through Friday. Portfolio shares will not be priced on national holidays when the New York Stock Exchange is closed. The net asset value is determined by dividing the value of the Portfolio's securities, plus any cash and other assets, less all liabilities, by the number of shares outstanding. Expenses and fees of the Portfolio, including the advisory and the distributor fees, are accrued daily and taken into account for the purpose of determining the net asset value. Each Portfolio will value redeemable securities issued by open-end investment companies at their respective net asset values last computed at 5 p.m. A portfolio security listed or traded on a securities exchange will be valued at the last sale price on the security's principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter market, will be valued at the last reported bid price in the market on that day, if any. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market value as determined in good faith by, or under procedures established by, the Board of Trustees. The Portfolios will value money market securities with less than sixty days remaining to maturity when acquired on an amortized cost basis, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If the Portfolio acquires a money market security with more than sixty days remaining to its maturity, it will value the money market security at current market value until the 60th day prior to maturity. The money market security will then be valued on an amortized cost basis based upon the value on such date unless the Board determines during such 60-day period that this amortized cost value does not represent fair market value.

Proper Form

An order to buy shares is in proper form when we receive your signed shareholder application and check. Written requests to sell or exchange shares are in proper form when we receive signed written instructions, with a signature guarantee if necessary. We must also receive any outstanding share certificates for those shares.

Written Instructions

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o     Your name,
o     The Portfolio's name
o     A description of the request
o     For exchanges, the name of the fund you are exchanging into
o     Your account number
o     The dollar amount or number of shares, and
o A telephone number where we may reach you during the day or in the evening, if preferred.

Joint Accounts

For accounts with more than one registered owner, we accept written instructions signed only by one owner for certain types of transactions or account changes. These include transactions or account changes you could also make by phone, such as certain redemptions of $5,000 or less, exchanges between identically registered accounts, and changes to the address of record. For most other types of transactions or changes, all registered owners must sign written instructions.

Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.

Signature Guarantees

A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, etc. The Distributor (888) 639 0102 may also provide a signature guarantee

Signature guarantees must be included in a redemption request for:

o     an amount in excess of $5,000,
o     payment other than to the shareholder of record, or
o for proceeds to be sent elsewhere than the address of record.

A notarized signature is not sufficient.

Telephone

You may initiate many transactions and changes to your account by phone. When you call, we may request personal or other identifying information to confirm that instructions are genuine. We may also record calls. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. We will also not be liable for any loss if we follow instructions by phone that we reasonably believe are genuine or if you are unable to execute a transaction by phone.

                                 Other Services

Automatic Investment Program

Our automatic investment plan offers a convenient way to invest in the Fund. Under the plan you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this program, please refer to the shareholder application included with this prospectus. The market value of the Fund's share may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying the Transfer Agent or Distributor by mail or phone.

Systematic Withdrawal Programs

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly or annual basis. The value of your account must be at least $10,000 and the minimum payment for each withdrawal must be at least $50.00.

If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

Special Plans

Each Portfolio also offers its shares for use in certain Tax Sheltered accounts, including IRA, Roth IRA, Keogh, 401(k) and 403(b)(7) plans. Information on these types of accounts is available from the Portfolios' Distributor or by reviewing the Statement of Additional Information.
Statements and Reports

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. Please verify the accuracy of your statements when you receive them.

o    Financial reports of the fund will be sent every six months.

                          NEW CENTURY CAPITAL PORTFOLIO


FINANCIAL HIGHLIGHTS


(For a Share Outstanding Throughout each Period)

Years ended October 31,
                              1998      1997      1996      1995      1994
--------------------------    ------    ----      ----     -----     -----

PER SHARE OPERATING
PERFORMANCE
  Net asset value, beginning
  of period                   $14.67    $13.51    $13.12    $12.31    $12.74

  Income (loss) from invest-
  ment operations
    Net investment loss        (0.09)    (0.10)   (0.09)    (0.06)    (0.08)
    Net gain on securities
      (both realized and
       unrealized)              1.18      3.29     1.90      2.16      0.64
      Total from investment
      operations                1.09      3.19     1.81      2.10      0.56

  Less distributions
    Distributions from
     capital gains             (1.46)    (2.03)   (1.42)    (1.29)    (0.99)


  Net asset value, end of
    period                    $14.30     $14.67   $13.51    $13.12    $12.31

TOTAL RETURN                   7.97%     27.22%   14.91%    19.60%    4.70%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of yeaR    $90,164     $78,391  $62,741    $50,889  $37,968
  Ratio of expenses to
    average net assets         1.44%       1.43%    1.47%      1.61%    1.60%
  Ratio of net investment
    loss to average net
    assets                    -0.67%      -0.76%   -0.69%     -0.52%   -0.68%
  Portfolio turnover Rate       102%         93%     214%       206%     107%

                         NEW CENTURY BALANCED PORTFOLIO


FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout each Period)

Years ended October 31,
                              1998      1997      1996      1995      1994
--------------------------    ------    ----      ----     -----     -----

PER SHARE OPERATING
PERFORMANCE
  Net asset value, beginning
  of period                   $13.23    $12.21    $11.82   $11.22   $11.94

  Income from investment
  operations
    Net investment
     income (loss)              0.21     0.21       0.18     0.24     0.20
    Net gain (loss) on
     securities
     (both realized and
     unrealized)                0.66     2.01       1.30     1.28    (0.05)
      Total from investment
      operations                0.87     2.22       1.48     1.52     0.15

  Less distributions
    Dividends from net
     investment income         (0.21)   (0.21)     (0.18)   (0.24)   (0.19)
    Distributions from
     capital gains             (1.06)   (0.99)     (0.91)   (0.68)   (0.68)

    Total distributions        (1.27)   (1.20)     (1.09)   (0.92)   (0.87)

  Net asset value, end of
     period                    $12.83   $13.23     $12.21   $11.82   $11.22

TOTAL RETURN                   6.97%    19.64%     13.24%   14.93%    1.26%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of
     year                      $56,190  $48,893    $40,423  $30,124  $23,803
  Ratio of expenses to
    average net assets         1.46%    1.41%      1.61%    1.72%    1.73%
  Ratio of net investment
     income to average
     net assets                1.51%    1.58%      1.45%    2.14%    1.57%
  Portfolio turnover Rate        59%      80%       172%     191%     130%

INVESTMENT ADVISOR
Weston Financial Group, Inc.
20 William Street, Suite 330
Wellesley, MA 02481-4102

DISTRIBUTOR
Weston Securities Corporation
20 William Street, Suite 330
Wellesley, MA 02481-4102

CUSTODIAN
The Bank of New York
90 Washington Street, 22nd Floor
New York, New York 10286-0001

TRANSFER AGENT
First Data Investor Services Inc.
3200 Horizon Drive
P.O. Box 61503
King of Prussia, PA 19406-0903

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

AUDITORS
Briggs Bunting & Dougherty, LLP
Two Logan Square, Suite 2121
Philadelphia, PA 19103-4901

                             ADDITIONAL INFORMATION

You can find more information about New Century Portfolios and its Portfolios in the Statement of Additional Information (SAI) and Annual and Semi-Annual Reports.

The SAI includes expanded information about investment practices, risks and operations. The SAI supplements, and is technically a part of, this Prospectus.

The Annual and Semi-Annual Reports focus on information about each Portfolio's investments and performance. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during the last fiscal year.

The SAI and Annual and Semi-Annual Reports are available free of charge. To get these materials and other information about the portfolios:

o     Call collect or write New Century Portfolios as shown below.

o     Visit the SEC's Public Reference Room in Washington, DC
      (1-800-SEC-0330).

o     Visit the SEC's Internet site at http://www.sec.gov.

o Request copies of this information by writing to the Public Reference Section of the SEC, Washington, DC 20549-6009 (a copying fee may be charged).

      811-5646


                             NEW CENTURY PORTFOLIOS
                       STATEMENT OF ADDITIONAL INFORMATION
                             Dated February 26, 1999

-------------------------------------------------------------------------------

        20 William Street, Suite 330, Wellesley, Massachusetts 02481-4102

               The Distributor may be telephoned at (888) 639-0102

-------------------------------------------------------------------------------

Free copies of the Prospectus and Annual Report of New Century Portfolios ("the Trust") are available by calling the above number collect or by writing to the above address.

The Trust is an open-end diversified investment company currently offering two series of shares (each a "Portfolio"): New Century Capital Portfolio and New Century Balanced Portfolio. The shares of each Portfolio may be purchased or redeemed at any time. Purchases and redemptions will be effected at net asset value next computed after the receipt of the investor's request.

The  investment  objective  of the New Century  Capital  Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. The investment objective of the New Century Balanced Portfolio is to provide income, with a secondary objective to provide capital growth, while managing risk. The Portfolios seek to achieve their objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign) and, for New Century Balanced portfolio, fixed income securities (domestic and foreign). There can be no assurance that the objectives of the Portfolios will be achieved.
------------------------------------------------------------------------------

This statement of additional information is not a prospectus and should be read in connection with the Trust's prospectus dated February 26, 1999. Retain this statement of additional information for future reference. Certain information from the Trust's Annual Report to Shareholders for the fiscal year ended October 31, 1998 is incorporated by reference into this statement of additional information.
------------------------------------------------------------------------------

                             NEW CENTURY PORTFOLIOS
                       STATEMENT OF ADDITIONAL INFORMATION
                                FEBRUARY 26, 1999

                                TABLE OF CONTENTS

                                                  Page
      Investments by the Portfolios                4
           Rising Trend Strategy                   4
           Declining Trend Strategy                4
           Other Factors                           5
           Investment Company Securities           5
           Money Market Securities                 5
           Portfolio Turnover                      7
      Investment Restrictions                      7
      Underlying Funds                             9
           Illiquid And Restricted Securities      9
           Foreign Securities                      9
           Foreign Currency Transactions           9
           Industry Concentration                 10
           Master Demand Notes                    10
           Repurchase Agreements                  10
           Loans Of Portfolio Securities          10
           Short Sales                            10
           Options Activities                     11
           Futures Contracts                      12
           Options On Futures Contracts           13
           Risk Factors Regarding Options,
               Futures And Options On Futures     14
           Leverage Through Borrowing             14
           Warrants                               14
           Description Of Bond Ratings            15
        Investment Advisor                        16
      Distributor                                 16
      Allocation Of Portfolio Brokerage           17
      Transfer Agent                              18
      Purchase Of Shares                          19
           Tax-Sheltered Retirement Plans         19
            Individual Retirement Accounts (IRA)  19
            KEOGH Plans for Self-Employed         19
            Tax-Sheltered Custodial Accounts      20
            How to Establish Retirement Accounts  20
            Systematic Withdrawal Plan            20
      Officers And Trustees Of New
           Century Portfolios                     20
      General Information                         22
           Beneficial Shares                      22
           Audits and Reports                     23
           Taxes                                  23
           Expenses                               23
           Custodian                              24
      Performance                                 24
           Comparisons and Advertisements         25

                          Investments by the Portfolios

Each Portfolio seeks to achieve its objective by concentrating in shares of investment companies and by making other investments selected in accordance with the Portfolio's investment restrictions and policies. Each Portfolio will vary its investment strategy as described in the Portfolios' prospectus to seek to achieve its objective. This Statement of Additional Information contains further information concerning the techniques and operations of each Portfolio, the securities in which it will invest, and the policies it will follow.

Rising Trend Strategy

During periods when the Portfolios' investment advisor Weston Financial Group, Inc. (the "Advisor") determines that there is a rising trend in the securities markets, it will seek to achieve the Portfolios' investment objective by concentrating in a portfolio of shares of investment companies which the advisor believes will benefit from such a trend. The Advisor will use a risk adjusted analysis (which considers the relative volatility of its various investments) to evaluate the investment companies' performance under various market conditions and to consider the potential reward and potential risk. The Advisor will not select such investment companies based solely upon their previous performance. (See "Investments in Investment Companies and the Investment Company Industry" in the prospectus.) In order to make allowance for cash flow needs of each Portfolio or when a Portfolio is otherwise pursuing appreciation, a Portfolio may also invest up to 75% of its asset value in other investment vehicles such as common or preferred stocks of companies which are not investment companies, investment companies which are money market funds, cash equivalents, or may hold its assets as cash. Though not required by its policies to do so, the Portfolios may make such investments, if necessary, to qualify as a "regulated investment company" under the Internal Revenue Code (the "IRC"). (See "Dividends, Distributions and Taxes" in the prospectus for a discussion of qualification under sub chapter M of the IRC.)

Declining Trend Strategy

The primary emphasis of the New Century Capital Portfolio is on capital growth over income and for the New Century Balanced Portfolio is on income over growth. Nevertheless, when the Advisor determines that there is a generally declining trend in the securities markets, it may seek to reduce risk by investing some or all of either Portfolio in investments, including investment company securities, which are believed by the manager to present a lower degree of risk. During such periods, the Trust may recognize a more conservative strategy to achieve its objective. The primary objective of the respective portfolios will remain that of capital growth over income and income over growth while managing risk. The extent of the restructuring of the Portfolio during these periods will depend upon the advisor's opinion as to the extent of the market decline and relative risk of these investments.

Other Factors

Each Portfolio also seeks to protect the value of its assets when volatile or abnormal market conditions are anticipated (as indicated by rapidly accelerating inflation or interest rates, sharply declining stock markets, increasing deterioration in the banking situation and/or increasing threats to national or world security). This will involve the selection of high proportions, up to 100%, of temporary defensive investments such as U.S. Government securities or other money market securities (see "Money Market Securities"), the use of very short portfolio maturities of 60 days or less, other investments which protect the value of the series, and similar techniques such as holding cash.

Investment Company Securities

The other investment companies in which each Portfolio invests will be diversified investment companies managed by a number of investment advisors and portfolio managers. This will offer each Portfolio an opportunity to benefit from a variety of diversified portfolios.

Each such company will be a registered investment company, and will operate subject to a variety of regulatory constraints. While such regulation does not guarantee the investment success of an investment company, or assure that it will not suffer investment losses, the Advisor believes that such investment companies provide a sound foundation upon which to base an investment portfolio. By investing in a broad spectrum of such companies each Portfolio hopes to benefit from the collective research and analysis of many experienced investment personnel.

There are many types of investment companies. All maintain portfolios which are generally liquid, but can be composed of different kinds of securities and involve different objectives. Such companies may seek only income, only appreciation, or various combinations of these. They may invest in money market securities, short or long term bonds, dividend producing stocks, tax-exempt municipal securities, or a variety of other instruments. They may seek speculative or conservative investments ranging from securities issued by new companies to securities issued by "blue-chip" companies. An investment company which has a policy of holding 80% of its assets in debt securities maturing in thirteen months or less, or which holds itself out as a "money market fund" will be treated as a money market fund by the Portfolios.

The Advisor will be responsible for monitoring and evaluating these kinds of factors to select investment company fund securities for each of the Portfolios in accordance with the policies and techniques described in the prospectus.

Money Market Securities

Although each Portfolio intends to concentrate its investments in registered investment company securities, each Portfolio may invest its assets directly in money market securities whenever deemed appropriate by the advisor to achieve the Portfolio's investment objective. It may invest without limitation in such securities on a temporary basis for defensive purposes.

Securities issued or guaranteed as to principal and interest by the United States government ("Government Securities") include a variety of Treasury securities, which differ in their interest rates, maturities and date of issue. Treasury bills have a maturity of one year or less; Treasury notes have maturities of one to ten years; Treasury bonds generally have a maturity of greater than five years. The Portfolios will only acquire Government Securities which are supported by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds, and obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. The Portfolios' direct investments in money market securities will generally favor securities with shorter maturities (maturities of less than 60 days) which are less affected by price fluctuations than those with longer maturities. Certificates of deposit are certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bank certificates of deposit and bankers' acceptances are limited to domestic banks and savings and loan associations that are members of the Federal Deposit Insurance Corporation or Federal Savings and Loan Insurance Corporation having total assets in excess of five hundred million dollars ("Domestic Banks").

Investments in prime commercial paper may be made in notes, drafts, or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace, or any renewal thereof payable on demand or having a maturity likewise limited.

Under a repurchase agreement the Portfolio acquires a debt instrument for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Portfolio to resell such debt instrument at a fixed price. The Portfolio will enter into repurchase agreements only with banks which are members of the Federal Reserve System, or securities dealers who are members of a national securities exchange or are market makers in government securities and in either case, only where the debt instrument collateralizing the repurchase agreement is a U.S. Treasury or agency obligation supported by the full faith and credit of the U.S. A repurchase agreement may also be viewed as the loan of money by the Portfolio to the seller. The resale price specified is normally in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time the Portfolio is invested in the agreement and may not be related to the coupon rate on the underlying security. The term of these repurchase agreements will usually be short (from overnight to one week) and at no time will the Portfolio invest in repurchase agreements of more than sixty days. The securities which are collateral for the repurchase agreements, however, may have maturity dates in excess of sixty days from the effective date of the repurchase agreement. The Portfolio will always receive, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount to be paid to the Portfolio under each agreement at its maturity, and the Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the Custodian. If the seller defaults, the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs in connection with liquidation of the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, collection of the collateral by the Portfolio may be delayed or limited. The Portfolio may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the market value of the Portfolio's net assets would be invested in such repurchase agreements together with any other illiquid assets.

Portfolio Turnover

It is not the policy of the Portfolios to purchase or sell securities for short-term trading purposes, but each Portfolio may sell securities to recognize gains or avoid potential for loss. A Portfolio of the Trust will, however, sell any portfolio security (without regard to the time it has been held) when the Advisor believes that market conditions, credit worthiness factors or general economic conditions warrant such a step. Each Portfolio of the Trust presently estimates that its annualized portfolio turnover rate generally will not exceed 200%. High portfolio turnover might involve additional transaction costs (such as brokerage commissions or sales charges) which are borne by the Portfolio, or adverse tax effects. (See " Distributions" in the prospectus.)

                             Investment Restrictions

The investment restrictions set forth below have been adopted for each Portfolio to limit certain risks that may result from investment in specific types of securities or from engaging in certain kinds of transactions addressed by such restrictions. They may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Portfolio. As provided in the Investment Company Act of 1940 (the "1940 Act") a "vote of a majority of the outstanding voting securities" of the Portfolio means the affirmative vote of the lesser of (i) more than 50% of the outstanding shares of the Portfolio or
(ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. These investment restrictions provide that the Portfolios will not:

      (a) as to 75% of the Portfolio's total assets, invest more than 5% of its total assets in the securities of any one issuer. (This limitation does not apply to cash and cash items, obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or securities of other investment companies.)

      (b) invest in any investment company if a purchase of its shares would result in New Century Portfolios and its affiliates owning more than 3% of the total outstanding voting stock of such investment company.

      (c) purchase more than 10% of the voting securities, or more than 10% of any class of securities of any issuer. For purposes of this restriction, all outstanding fixed income securities of an issuer are considered as one class.

      (d) purchase or sell commodities or commodity futures contracts.

      (e) make loans of money or securities, except (i) by the purchase of fixed income obligations in which the Portfolio may invest consistent with its investment objective and policies; or (ii) by investment in repurchase agreements.

      (f) borrow money, except the Portfolio may borrow from banks (i) for temporary or emergency purposes in an amount not exceeding 5% of the Portfolio's assets or (ii) to meet redemption requests that might otherwise require the untimely disposition of portfolio securities, in an amount up to 33 1/3% of the value of the portfolio's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowings exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make additional investments. Interest paid on borrowings will reduce net income.

      (g) pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 33 1/3% of the value of its net assets but only to secure borrowings for temporary or emergency purposes, such as to effect redemptions.

      (h) purchase the securities of any issuer, if, as a result, more than 10% of the value of New Century Portfolios' net assets would be invested in securities that are subject to legal or contractual restrictions on resale ("restricted securities"), in securities for which there are no readily available market quotations, in repurchase agreements maturing in more than seven days, or in shares in excess of 1% of an underlying fund's outstanding securities, if all such securities would constitute more than 10% of the Portfolio's net assets.

      (i) issue senior securities.

      (j) engage in the underwriting of securities except insofar as the Portfolio may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

      (k) purchase or sell real estate or interests therein, although it may purchase securities of issuers which engage in real estate operations and securities which are secured by real estate or interests therein.

      (l) invest for the purpose of exercising control or management of another company.

      (m) concentrate its investments in any industry other than registered investment companies.

      (n) make purchases of securities on "margin." With respect to investment restriction (m) above, although New Century Portfolios may not concentrate in a particular industry other than registered investment companies, it may concentrate in investment companies which concentrate in a particular industry. As a result, New Century Portfolios may concentrate in an industry indirectly by virtue of its investments. So long as percentage restrictions are observed by each Portfolio at the time it purchases any security, changes in values of particular Portfolio assets or the assets of the Portfolio as a whole will not cause a violation of any of the foregoing restrictions.

                                Underlying Funds

The underlying funds in which the New Century Portfolios invest may invest in various obligations and employ various investment techniques. Some of these securities and techniques are described below.

Illiquid And Restricted Securities. An underlying fund may invest up to 15% of its net assets in illiquid securities. Illiquid Securities are securities that can not be disposed of within seven days and in the ordinary course of business at approximately the amount at which the fund has valued it. Illiquid Securities may include securities the disposition of which would be subject to legal restrictions (so-called "restricted securities") and repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between an underlying fund's decision to dispose of such securities and the time when the fund is able to dispose of them. During such time the value of the securities (and therefore the value of the underlying fund's shares held by a Portfolio) could decline.

Foreign Securities. An underlying fund may invest up to 100% of its assets in securities of foreign issuers. There may be less publicly available information about these issuers than is available about companies in the U.S. and such information may be less reliable. Foreign securities are subject to heightened political, social and economic risks, including the possibility of expropriation, nationalization, confiscation, confiscatory taxation, exchange controls or other foreign governmental restrictions. An underlying fund may maintain its foreign securities in custody of non U.S. banks and securities depositories. All of these risks are heightened for investments in emerging markets .

Foreign Currency Transactions. In connection with its portfolio transactions in securities traded in a foreign currency, an underlying fund may enter into forward contracts to purchase or sell an agreed upon amount of a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. Under such an agreement, concurrently with the entry into a contract to acquire a foreign security for a specified amount of currency, the fund would purchase with U.S. dollars the required amount of foreign currency for delivery at the settlement date of the purchase; the fund would enter into similar forward currency transactions in connection with the sale of foreign securities. The effect of such transactions would be to fix a U.S. dollar price for the security to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received, the normal range of which is three to fourteen days. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. Although such contracts tend to minimize the risk of loss due to a decline in the value of the subject currency, they tend to limit any potential gain which might result should the value of such currency increase during the contract period.

Industry Concentration. An underlying fund may concentrate its investments within one industry. Because investments within a single industry would all be affected by developments within that industry, a fund which concentrates in an industry is subject to greater risk than a fund which invests in a broader range of securities. Also, the value of the shares of such an underlying fund may be subject to greater market fluctuation than an investment in a more diversified fund.

Master Demand Notes. Although the Portfolios themselves will not do so, underlying funds (particularly money market mutual funds) may invest up to 100% of their assets in master demand notes. Master demand notes are unsecured obligations of U.S. corporations redeemable upon notice that permit investment by a fund of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the fund and the issuing corporation. Because they are direct arrangements between the fund and the issuing corporation, there is no secondary market for the notes. However, they are redeemable at face value, plus accrued interest, at any time.

Repurchase Agreements. Underlying funds, particularly money market mutual funds, may enter into repurchase agreements with banks and broker-dealers under which they acquire securities subject to an agreement that the seller will repurchase the securities at an agreed upon time and price. The Portfolios also may enter into repurchase agreements. These agreements are considered under the 1940 Act to be loans by the fund. If the seller should default on its obligation to repurchase the securities, the underlying fund may experience delays or difficulties in exercising its rights to realize upon the securities held as collateral and might incur a loss if the value of the securities should decline.

Loans Of Portfolio Securities. An underlying fund may lend its portfolio securities provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the fund may at any time call the loan and obtain the return of the securities loaned; (3) the fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

Short Sales. An underlying fund may sell securities short. In a short sale, the fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the fund. Until the security is replaced, the fund is required to pay to the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the fund may also have to pay a premium which would increase the costs of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

The fund also must deposit in an segregated account an amount of cash or U.S. Government securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the fund must maintain daily the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short. Depending upon market conditions, up to 80% of the value of a fund's net assets may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to a segregated account in connection with short sales.

The fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased and the amount of any loss increased by the amount of any premium, dividend or interest the fund may be required to pay in connection with a short sale.

A short sale is "against the box" if at all times when the short position is open the fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

Options Activities. An underlying fund may write (i.e., sell) call options ("calls") and put options ("puts") only if the positions are "covered" throughout the life of the option. Generally, a position is "covered" if the fund establishes a segregated account containing the cash or securities necessary to cover the option when exercised or if the fund owns an offsetting position.

When a fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period (usually not more than nine months in the case of common stock) at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the fund will forgo any gain from an increase in the market price of the underlying security over the exercise price. If the fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the fund expires (or until the call is exercised and the fund delivers the underlying security). When a fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the fund at the exercise price at any time during the option period.

A fund also may purchase puts and calls. When a fund purchases an option, it pays a premium in return for the right to sell (put) or buy (call) the underlying security at the exercise price at any time during the option period. An underlying fund also may purchase stock index options which differ from options on individual securities in that they are settled in cash based on the values of the securities in the underlying index rather than by delivery of the underlying securities. Purchase of a stock index put is designed to protect against a decline in the value of the portfolio generally rather than an individual security in the portfolio. If any put is not exercised or sold, it will become worthless on its expiration date. A fund's option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option. The underlying fund's custodian, or a securities depository acting for it, generally acts as escrow agent as to the securities on which the fund has written puts or calls, or as to other securities acceptable for such escrow so that no margin deposit is required of the fund. Until the underlying securities are released from escrow, they can not be sold by the fund.

 Futures Contracts. An underlying fund may enter into futures contracts for the purchase or sale of debt securities and stock indices. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of the contracts. If a fund enters into a futures contract or an option on a futures contract (see below) for other than bona fide hedging purposes, only up to 5% of its net assets may then consist of initial margin deposits and premiums required to establish such positions.

Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if a fund holds long-term U.S. Government securities and it anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long term securities. If rates increased and the value of the fund's portfolio securities declined, the value of the fund's futures contracts would increase, thereby protecting the fund by preventing net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if the fund expects long-term interest rates to decline, it might enter into futures contracts for the purchase of long-term securities so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase while continuing to hold higher-yield short-term securities or waiting for the long-term market to stabilize. A stock index futures contract may be used to hedge an underlying fund's portfolio with regard to market risk as distinguished from risk relating to a specific security. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based.

There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the fund than if it had not entered into any futures on debt securities or stock index.

In addition, the market prices of futures contracts may be effected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

Options On Futures Contracts. An underlying fund also may purchase and sell listed put and call options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a future contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. The fund may purchase put options on futures contracts in lieu of, and for the same purpose as a sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract in the same manner as it purchases "protective puts" on securities.

As with options on securities, the holder of an option may terminate his position by selling an option of the same series. There is no guarantee that such closing transactions can be effected. The fund is required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those applicable to futures contracts described above and, in addition, net option premiums received will be included as initial margin deposits.

In addition to the risks which apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop. Compared to the use of futures contracts, the purchase of options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the fund when the use of a futures contract would not, such as when there is no movement in the prices of the underlying securities. Writing an option on a futures contract involves risks similar to those arising in the sale of futures contracts, as described above.

Risk Factors Regarding Options, Futures And Options On Futures. Perfect correlation between an underlying fund's derivative positions and portfolio positions will be impossible to achieve. Accordingly, successful use by a fund of options on stock or bond indices, financial and currency futures contracts and related options, and currency options will be subject to the investment manager's ability to predict correctly movements in the direction of the securities and currency markets generally or of a particular segment. If a fund's investment manager is not successful in employing such instruments in managing a fund's investments, the fund's performance will be worse than if it did not employ such strategies. In addition, a fund will pay commissions and other costs in connection with such investments, which may increase the fund's expenses and reduce the return. In writing options on futures, a fund's loss is potentially unlimited and may exceed the amount of the premium received.

Positions in stock index options, stock and bond index futures contracts, financial futures contracts, foreign currency futures contracts, related options on futures and options on currencies may be closed out only on an exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any specific time. Thus, it may not be possible to close such an option or futures position. This is particularly true when trading options on foreign exchanges or the OTC market. The inability to close options or futures positions could have an adverse impact on a fund.

When trading options on foreign exchanges or in the OTC market many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time.

Leverage Through Borrowing. An underlying fund may borrow to increase its holdings of portfolio securities. Under the 1940 Act, the fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Leveraging will exaggerate the effect of any increase or decrease in the value of portfolio securities on the fund's net asset value, and money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the interest and option premiums received from the securities purchased with borrowed funds.

Warrants. An underlying fund may invest in warrants, which are options to purchase equity securities at specific prices valid for a specific period of time. The prices do not necessarily move parallel to the prices of the underlying securities.

Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and the fund will lose the purchase price and the right to purchase the underlying security.

Description Of Bond Ratings. Excerpts from Moody's Investors Service, Inc. ("Moody's") description of its four highest bond ratings:

Aaa-- judged to be the best quality. They carry the smallest degree of investment risk;

Aa-- judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds;

A-- possess many favorable investment attributes and are to be considered as "upper medium grade obligations";

Baa-- considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements, their future cannot be considered as well assured;

B--       generally lack characteristics  of  the  desirable  investment;

Caa--     are  of  poor standing.  Such  issues  may be in  default  or there
          may be  present elements  of  danger  with   respect  to  principal or
          interest;

Ca--      speculative in a high degree; often in default;

C-- lowest rated class of bonds; regarded as having extremely poor prospects.

Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

Excerpts from Standard & Poor's Corporation ("S&P") description of its five highest bond ratings:

AAA-- highest grade obligations. Capacity to pay interest and repay principal is extremely strong;

AA-- also qualify as high grade obligations. A very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree;

A-- regarded as upper medium grade. They have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories;

BBB-- regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for commercial bank investment.

BB, B,
CCC, CC-- predominantly   speculative  with  respect  to  capacity  to  pay
          interest and repay principal in accordance with terms of the obligations; BB indicates the lowest degree of speculation and CC the highest.

S&P applies indicators "+", no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

                               Investment Advisor

A separate Investment Advisory Agreement between New Century Portfolios and the Advisor on behalf of each Portfolio of the Trust was initially approved (on February 28, 1990) for a term of two years. On October 16, 1998, the Fund's shareholders approved new investment advisory agreements with the Advisor to replace the prior Advisory Agreements. The new agreements contain the same terms and conditions as the prior Advisory Agreements, except for effective dates and termination dates. Shareholders were asked to approve the new agreements because the Advisor merged with Weston Advisors, Inc., an affiliated company, which resulted in a change of control of the Advisor.

The Agreements continue in effect from year to year thereafter only if such continuance is approved annually by either the Trust's Board of Trustees or by a vote of a majority of the outstanding voting securities of the respective Portfolio of the Trust and in either case by the vote of a majority of the Trustees who are not parties to the Agreement or interested persons (as such term is defined in the Investment Company Act of 1940, as amended) of any party to the Agreement, voting in person at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time without penalty by the Trust's Board of Trustees or by a majority vote of the outstanding shares of the Trust, or by the Advisor, in each instance on not less than 60 days written notice and shall automatically terminate in the event of its assignment. For the fiscal years ended October 31, 1998, 1997 and 1996, the Advisor received fees related to its management of the New Century Capital Portfolio and the New Century Balanced Portfolio of $875,355 and $533,425; $703,591 and $455,053; and $571,221 and $355,005, respectively. For the fiscal years ended October 31, 1998, 1997 and 1996, the Advisor received fees related to administrative services provided to the New Century Capital Portfolio and the New Century Balanced Portfolio of $68,180 and $41,385; $58,965 and $27,593; and $72,631 and
$47,840, respectively.

The officers and trustees of the Advisor (and their positions held with New Century Portfolios) are as follows: I. Richard Horowitz, President; Douglas A. Biggar, Executive Vice President and Clerk (Chairman and a Trustee of the Trust); Joseph Robbat, Jr., Chief Executive Officer and Treasurer (a Trustee of the Trust); Wayne M. Grzecki (President of the Trust); Ronald A. Sugameli (Vice President of the Trust); and Robert I. Stock. Together, these individuals may be deemed to control the Advisor.

                                   Distributor

Pursuant to separate Distribution Agreements between New Century Portfolios and Weston Securities Corp. (the "Distributor") on behalf of each Portfolio, the expenses of printing all sales literature, including prospectuses, are to be borne by the Distributor. I. Richard Horowitz, Douglas A. Biggar and Joseph Robbat, Jr., officers of the Advisor, are also registered representatives of the Distributor. Therefore, the Distributor is an affiliated person of New Century Portfolios. The Distributor's offices are at 20 William Street, Suite 330, Wellesley, Massachusetts 02481-4102. On July 28, 1988, the Distribution Agreement and the Distribution (12b-1) Plan for each Portfolio was approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of New Century Portfolios as defined in the 1940 Act (and each of whom has no direct or indirect financial interest in the Plans or any agreement related thereto, referred to herein as the "l2b-1 Trustees"). The Plans may be terminated at any time by the vote of the Board or the l2b-1 Trustees, or by the vote of a majority of the outstanding voting securities of the Portfolio. While each Plan continues in effect, the selection of the l2b-1 Trustees is committed to the discretion of such persons then in office.

Although the Plans may be amended by the Board of Trustees, any change in the Plans which would materially increase the amounts authorized to be paid under the Plans must be approved by shareholders. The total amounts paid by the Portfolios under the foregoing arrangements may not exceed the maximum limit specified in the Plan, and the amounts and purposes of expenditures under the Plans must be reported to the l2b-1 Trustees quarterly.

The Distribution Agreement for each Portfolio provides that it will continue in effect from year to year only so long as such continuance is specifically approved at least annually by either the Trust's Board of Trustees or by a vote of a majority of the outstanding voting securities of the respective Portfolio of the Trust and in either case by the vote of a majority of the trustees who are 12b-1 Trustees, voting in person at a meeting called for the purpose of voting on such approval. The agreements will terminate automatically in the event of their assignment. Under the Distribution Agreements, the Distributor is the exclusive agent for the Portfolios' shares, and has the right to select selling dealers to offer the shares to investors. For the fiscal year ended October 31, 1998, the Distributor received the following fees from the Trust for costs incurred in connection with the distribution of the shares of each portfolio: the New Century Capital Portfolio, $151,900; the New Century Balanced Portfolio, $87,095. The principal expenses incurred during the stated period were for administration staff and advertising.

                        Allocation Of Portfolio Brokerage

The Advisor, in effecting the purchases and sales of portfolio securities for the account of the Trust, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges if reasonable in relation to brokerage and research services provided to the Trust or the Advisor by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: Information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments. The Advisor may use research and services provided to it by brokers and dealers in servicing all its clients, however, not all such services will be used by the Advisor in connection with the Trust. Fund orders may be placed with an affiliated broker-dealer, and in such case, the Distributor will receive brokerage commissions. However, portfolio orders will be placed with the Distributor only where the price being charged and the services being provided compare favorably with those which would be charged to the Trust by non-affiliated broker-dealers, and with those charged by the Distributor to other unaffiliated customers, on transactions of a like size and nature. Brokerage may also be allocated to dealers in consideration of sales of Portfolio shares but only when execution and price are comparable to that offered by other brokers. For the three fiscal years ending on October 31, 1998, 1997 and 1996, the aggregate amounts of brokerage commissions (including markups on principal transactions) paid by the Trust were $0, $108,567 and $134,718, respectively. The Distributor is an affiliated person of the Trust.

For the fiscal year ending October 31, 1998 the Distributor received sales commissions and other compensation of $56,576 and $38,766 in connection with the purchase of investment company shares by New Century Capital Portfolio and New Century Balanced Portfolio, respectively. The Distributor has voluntarily agreed to waive payments made by each Portfolio pursuant to the distribution plans in amounts equal to the sales commissions and other compensation.

The Advisor is responsible for making the Trust's portfolio decisions subject to instructions described in the prospectus. The Board of Trustees may however impose limitations on the allocation of portfolio brokerage.

New Century Portfolios expects that most purchases and sales of portfolio securities, including money market securities, will be principal transactions. Such securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There will usually be no brokerage commissions paid by New Century Portfolios for such purchases. Purchases from the underwriters will include the underwriter commission or concession, and purchases from dealers serving as market makers will include the spread between the bid and asked price.

                                 Transfer Agent

First Data Investor Services Inc. serves as transfer agent, dividend disbursing agent and redemption agent for redemptions pursuant to a Transfer and Dividend Disbursing Agency Agreement approved by the Board of Trustees of the Trust at a meeting held for such purpose on February 28, 1990. The agreement is subject to annual renewal by the Board of Trustees of the Trust.

The Transfer Agent provides all the necessary facilities, equipment and personnel to perform the usual or ordinary services of Transfer and Dividend Paying Agent, including: receiving and processing orders and payments for purchases of shares, opening stockholder accounts, preparing annual stockholder meeting lists, mailing proxy material, receiving and tabulating proxies, mailing stockholder reports and prospectuses, withholding certain taxes on non-resident alien accounts, disbursing income dividends and capital distributions, preparing and filing U.S. Treasury Department Form 1099 (or equivalent) for all stockholders, preparing and mailing confirmation forms to stockholders for all purposes and redemption of the Trust's shares and all other confirmable transactions in stockholders' accounts, recording reinvestment of dividends and distributions of the Trust's shares and causing redemption of shares for and disbursements of proceeds to withdrawal plan stockholders.

                               Purchase Of Shares

The shares of each Portfolio of the Trust are continuously offered by the Distributor. Orders for the purchase of shares of a Portfolio of the Trust received by the Transfer Agent prior to 4:00 p.m. Eastern time on any day the New York Stock Exchange is open for trading will be confirmed at the net asset value next determined (based upon valuation procedures described in the prospectus) as of the close of the Transfer Agent's business day, normally 4:00 p.m. Eastern time. Orders received by the Transfer Agent after 4:00 p.m. will be confirmed at the next day's price.

Tax-Sheltered Retirement Plans

Shares of each Portfolio of the Trust are available to all types of tax-deferred retirement plans including custodial accounts described in Sections 401(k) and 403(b)(7) of the Internal Revenue Code. Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions. You can transfer an existing plan into the Trust or set up a new plan in the manner described below.

Individual Retirement Accounts (IRA). Individuals, who are not active participants (and, when a joint return is filed, who do not have a spouse who is an active participant) in an employer maintained retirement plan are eligible to contribute on a deductible basis to an IRA account. The IRA deduction is also retained for individual taxpayers and married couples with adjusted gross incomes not in excess of certain specified limits. All individuals may make non deductible IRA contributions to a separate account to the extent that they are not eligible for a deductible contribution. Income earned by an IRA account will continue to be tax deferred. A special IRA program is available for corporate employers under which the employers may establish IRA accounts for their employees in lieu of establishing corporate retirement plans. Known as SEP-IRA's (Simplified Employee Pension-IRA), they free the corporate employer of many of the record keeping requirements of establishing and maintaining a corporate retirement plan trust.

If you have received a lump sum distribution from another qualified retirement plan, you may roll over all or part of that distribution into a New Century Portfolios IRA. Your roll-over contribution is not subject to the limits on annual IRA contributions. By acting within applicable time limits of the lump sum distribution you can continue to defer Federal income taxes on your lump sum contribution and on any income that is earned on that contribution.

KEOGH Plans for Self-Employed. If you are a self-employed individual, you may establish a Self-Employed Retirement (KEOGH) Plan and contribute up to the maximum amounts permitted for your plan under current tax laws. Under a Defined Benefit KEOGH Plan, you may establish a program with a specific amount of retirement income as your objective. The annual contributions needed to achieve this goal are calculated actuarially and can sometimes exceed the tax-deductible contributions allowed under a regular KEOGH Plan.

Tax-Sheltered Custodial Accounts. If you are an employee of a public school, state college or university, or an employee of a non-profit organization exempt from tax under Section 501(c)(3) of the Internal Revenue Code, you may be eligible to make contributions into a custodial account (pursuant to section 493(b)(7) of the IRC) which invests in Trust shares. Such contributions, to the extent that they do not exceed certain limits, are excludable from the gross income of the employee for federal income tax purposes.

How to Establish Retirement Accounts. All the foregoing retirement plan options require special applications or plan documents. Please call us to obtain information regarding the establishing of retirement plan accounts. In the case of IRA and KEOGH Plans, Bank of New York acts as the plan custodian and charges nominal fees in connection with plan establishment and maintenance. These fees are detailed in the plan documents. You may wish to consult with your attorney or other tax advisor for specific advice prior to establishing a plan.

Systematic Withdrawal Plan

You can arrange to make systematic cash withdrawals from your account monthly, quarterly or annually. Your account, initially, must be at least $10,000 in order to establish this service, although the withdrawals may continue even though your account subsequently drops below $10,000. Each payment must be for an amount not less than $50.00. If the periodic amount you elect to withdraw is more than the increase of any income or gains in your account, the withdrawals can deplete the value of your account. If the withdrawals are to be sent to someone who is not a registered owner of the shares, a signature guarantee is required on your application for this service. New Century Portfolios bears the cost of providing this plan at the present time. Please contact the Transfer Agent to obtain information or an application.

          Officers And Trustees Of New Century Portfolios

The members of the Board of Trustees of the Trust are fiduciaries for the Portfolios' shareholders and are governed by the law of the Commonwealth of Massachusetts in this regard. They establish policy for the operation of the Portfolios, and appoint the Officers who conduct the daily business of the Portfolios.

                               Position and         Principal Occupation
Name and Address         Age   Office with Trust    During the past Five Years

*Douglas A. Biggar       52    Chairman and         Executive Vice President and
20 William Street              Trustee              Clerk, Weston Financial
Suite 330                                           Group, Inc.; Clerk and
Wellesley, MA  02481                                Treasurer of Weston
                                                    Securities Corporation.

*Joseph Robbat, Jr.      48    Trustee              Chief Executive Officer and
20 William St.                                      Treasurer, Weston Financial
Suite 330                                           Group, Inc.
Wellesley, MA 02481


Stanley H. Cooper, Esq.  51    Trustee              Attorney in private
One Ashford Lane                                    practice
Andover, MA 01810


Roger Eastman, C.P.A.    68    Trustee              Executive Vice Presidentand
32 Meetinghouse Square                              Chief Operating Officer,
Middleton, MA 01949                                 Danvers Savings Bank;
                                                    Formerly Partner, Arthur
                                                    Andersen & Co.

Michael A. Diorio,       53     Trustee             Partner, Diorio, Hudson &
25 Birch St., Unit B-44                             Pavento, P.C., C.P.A.
Milford, MA 01757

Wayne M. Grzecki         48     President           Senior Counselor, Weston
20 William St.                                      Financial Group, Inc.
Suite 330
Wellesley, MA 02481

Ronald A. Sugameli       48      Vice President     Senior Counselor, Weston
20 William St.                                      Financial Group, Inc.
Suite 330
Wellesley, MA 02481

Ellen M. Bruno           33      Treasurer          Vice President, Weston
20 William St.                   and Secretary      Financial Group, Inc.;
Suite 330                                           Consultant, United Asset
Wellesley, MA 02481                                 Management Corporation

Karl Steinbrecher        34      Assistant          Assistant Portfolio Manager,
20 William St.                   Treasurer          Weston Financial Group, Inc.
Suite 330
Wellesley, MA 02481

Clara Prokup             51      Assistant          Comptroller, Weston
20 William St.,                  Secretary          Financial Group, Inc.
Suite 330
Wellesley, MA  02481

* Interested trustee as defined in the Investment Company Act of 1940 (the "1940 Act").

The officers conduct and supervise the daily business operations of the Trust, while the trustees, in addition to functions set forth under "Advisor," "Administrator" and "Distributor," review such actions and decide on general policy. Compensation to officers and trustees of New Century Portfolios who are affiliated with the Administrator, the Advisor or the Distributor is paid by the Administrator, the Investment Advisor or the Distributor, respectively, and not by the Trust. The Trust pays each Trustee who is not affiliated with the Administrator, Advisor or Distributor quarterly fees.

The following table shows aggregate compensation paid to each non-affiliated Trustee by the Trust in the fiscal year ended October 31, 1998.

(1)                (2)             (3)                    (4)                (5)
Name of Person,    Aggregate       Pension or             Estimated Annual   Total
Position           Compensation    Retirement             Benefits Upon      Compensation
                   From            Benefits Accrued       Retirement
                   Registrant      as Part of Trust
                                   Expenses
Stanley H. Cooper  $3,000          $0                     $0                 $3,000
Esquire -Trustee

Roger Eastman,     $3,000          $0                     $0                 $3,000
C.P.A. - Trustee

Michael A. Diorio, $3,000          $0                     $0                 $3,000
C.P.A. - Trustee

                               General Information

Beneficial Shares

New Century Portfolios was organized as a Maryland corporation on July 20, 1988. It was reorganized as a Massachusetts business trust on March 20, 1990. Prior to November 2, 1998, New Century Portfolios was named Weston Portfolios and New Century Balanced Portfolio was designated as New Century I Portfolio.

It offers an unlimited number of transferable beneficial shares all at $.01 par value. At the present time, there are two series of shares designated as the "New Century Capital Portfolio" and the "New Century Balanced Portfolio." Each share has equal dividend, voting, liquidation and redemption rights. There are no conversion or pre-emptive rights. Shares, when issued, will be fully paid and non assessable. Fractional shares have proportional voting rights. Shares of the Portfolios do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect all of the Trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any person to the Board of Trustees. The Portfolios' shareholders will vote together to elect Trustees and on other matters affecting the entire Trust, but will vote separately on matters affecting separate Portfolios.



Audits and Reports

The accounts of the Trust are audited each year by Briggs Bunting & Dougherty, LLP, Philadelphia, PA, independent certified public accountants whose selection must be approved annually by the Board of Trustees. Shareholders receive semi-annual and annual reports of the Trust including the annual audited financial statements and a list of securities owned.

Taxes

The  Trust,  and each  Portfolio,  intend to  qualify  as  regulated  investment companies under the Internal Revenue Code of 1986 (the "Code"). Such qualification removes from the Trust any liability for Federal income taxes upon the portion of its income distributed to shareholders and makes Federal income tax upon such distributed income generated by the Portfolios' investments the sole responsibility of the shareholders. Continued qualification requires the Trust to distribute to its shareholders each year substantially all of its income and capital gains. The Code imposes a non deductible, 4% excise tax on regulated investment companies that do not distribute to investors in each calendar year, an amount equal to (i) 98% of its calendar year ordinary income,
(ii) 98% of its capital gain net income (the excess of short and long-term capital gain over short and long-term capital loss) for the one-year period ending each October 31, and (iii) 100% of any undistributed ordinary or capital gain net income from the prior year. New Century Portfolios intends to declare and pay dividends and capital gain distributions in a manner to avoid imposition of the excise tax. The Trust also proposes to comply with other requirements, such as (1) appropriate diversification of its portfolio of investments, and (2) realization of 90% of annual gross income from dividends, interest, gains from sales of securities, or other "qualifying income."

"The Trust" is a series trust. Each series of the Trust will be treated as a separate trust for Federal tax purposes. Any net capital gains recognized by a Series will be distributed to its investors without need to offset (for Federal tax purposes) such gains against any net capital losses of another series.

Expenses

Except as indicated above, New Century Portfolios is responsible for the payment of its expenses, including: (a) the fees payable to the Advisor, Administrator and the Distributor; (b) the fees and expenses of Trustees who are not affiliated with the Advisor or the Distributor; (c) the fees and certain expenses of New Century Portfolios' Custodian and Transfer Agent; (d) the charges and expenses of New Century Portfolios' legal counsel and independent accountants; (e) brokers' commissions and any issue or transfer taxes chargeable to a Portfolio in connection with its securities transactions; (f) all taxes and corporate fees payable by New Century Portfolios to governmental agencies; (g) the fees of any trade association of which New Century Portfolios is a member;
(h) the cost of stock certificates, if any, representing shares of the Portfolio; (i) reimbursements of the organization expenses of New Century Portfolios and the fees and expenses involved in registering and maintaining registration of New Century Portfolios and its shares with the Securities and Exchange Commission and registering to distribute its shares in and qualifying its shares for sale under state securities laws, and the preparation and printing of New Century Portfolios' registration statements and prospectuses for such purposes; (j) allocable communications expenses with respect to investor services and all expenses of shareholder and trustee meetings and of preparing, printing and mailing prospectuses and reports to shareholders; (k) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of New Century Portfolios' business; and (l) compensation for employees of New Century Portfolios.

Custodian

The Trust has retained The Bank of New York, New York, NY, to act as Custodian of the securities and cash of the Trust and its Portfolios.

                                   Performance

From time to time a Portfolio may advertise its total return and yield. The "total return" of the Portfolio refers to the average annual compounded rates of return over 1, 5 and 10 year periods or for the life of the Portfolio (which periods will be stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment.

The "yield" of a Portfolio is computed by dividing the net investment income per share earned during the period stated in the advertisement (using the average number of shares entitled to receive dividends) by the maximum offering price per share on the last day of the period. The calculation includes among expenses of the Portfolio, for the purpose of determining net investment income, all recurring charges for the period stated. The yield formula provides for semi-annual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

Total return quotations used by the Portfolios are based on standardized methods of computing performance mandated by Securities and Exchange Commission rules. The average annual total return for each Portfolio for one-year, five-year and since inception periods are set forth in the Prospectus.

As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the Securities and Exchange Commission formula:

        P(1 + T)n = ERV

        Where

            P  = a hypothetical  initial  payment of $1,000
            T  = average  annual total return
            n  = number of years
           ERV = ending redeemable value of hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

Comparisons and Advertisements

To help investors better evaluate how an investment in the Portfolios might satisfy their investment objective, advertisements regarding the Portfolios may discuss yield or total return for the Portfolios as reported by various financial publications and/or compare yield or total return to yield or total return as reported by other investments, indices, and averages. The following publications, indices, and averages may be used:

             Lehman Treasury Index;
             Salomon Bros. Corporate Bond Index;
             U.S. Treasury Bills;
             Consumer Price Index;
             S&P 500;
             Dow Jones Industrial Average; and
             Mutual Fund returns calculated by the CDA  Technologies, Inc.

INVESTMENT ADVISOR
Weston Financial Group, Inc.
20 William Street, Suite 330
Wellesley, MA 02481-4102

DISTRIBUTOR
Weston Securities Corporation
20 William Street,
Suite 330 Wellesley, MA 02481-4102

CUSTODIAN
The Bank of New York
90 Washington Street, 22nd Floor
New York, NY 10286-0001

TRANSFER AGENT
First Data Investor Services Inc.
3200 Horizon Drive
P.O. Box 61503
King of Prussia, PA 19406-7098

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

AUDITORS
Briggs Bunting & Dougherty, LLP
Two Logan Square, Suite 2121
Philadelphia, PA 19103-4901

                             NEW CENTURY PORTFOLIOS
                          20 William Street, Suite 330
                            Wellesley, MA 02481-4102
                                 (888) 639-0102


                                     PART C
                               OTHER INFORMATION

Item 23. FINANCIAL STATEMENTS AND EXHIBITS.
         The following exhibits are attached hereto, except as otherwise noted:

(a)   (1)  Registrant's Articles of Incorporation.
           (Filed with registration on Form N-1A)*
      (2)  Articles of Amendment. (Filed with Pre-effective amendment No. 1)*
      (3)  Declaration of Trust. (Filed with Post-effective amendment No.3)*
      (4) First Amendment to Declaration of Trust is electronically filed herewith as EX-99.b1.

(b)   (1)  Corporate Bylaws. (Filed with registration on Form N-1A)*
      (2)  Trust Bylaws. (Filed with Post-effective amendment No. 3)*

(c)   (1)  Specimen copy of each security to be issued by the  registrant.
           (Filed with registration on Form N-1A)*
      (2) Specimen copy of beneficial share certificates. (Filed with Post-Effective Amendment No. 3)*

(d)   (1)  New Investment  Advisory  Agreements  between the Registrant,  on behalf of each Portfolio, and Weston Financial Group, Inc. are electronically filed herewith as EX-99.b5.

      (2)  Form of Investment Advisory Agreement between Weston
           Financial Group, Inc. and the Registrant (Corporate
           Form) for the New Century Capital Portfolio. (Filed with registration on Form N-1A)*

      (3) Form of Investment Advisory Agreement between Weston Financial Group, Inc. and the Registrant (Corporate
           Form) for the New Century Balanced Portfolio (formerly New Century I Portfolio.) (Filed with registration Form N-1A)*

      (4)  Form of Investment Advisory Agreement between Weston
           Financial Group, Inc. and the Registrant (Trust Form)
           Trust for New Century Capital Portfolio. (Filed with
           Post-Effective Amendment No. 3)*

      (5) Form of Investment Advisory Agreement between Weston Financial Group, Inc. and the Registrant (Trust Form) for New Century Balanced Portfolio (formerly New Century I Portfolio.) (Filed with Post-Effective Amendment No. 3)*

(e)   (1)  Form  of  principal   underwriting   agreement   between  Weston
           Securities Corp. and the Registrant (Corporate Form) for the New Century Capital Portfolio. (Filed with registration on Form N-1A)*

      (2) Form of principal Underwriting Agreement between Weston Securities Corporation and the Registrant (Corporate Form) for the New Century Balanced Portfolio (formerly New Century I Portfolio.) (Filed with registration on Form N-1A)*

      (3) Form of principal Underwriting Agreement between Weston Securities Corporation and the Registrant (Trust Form) for the New Century Capital Portfolio. (Filed with
           Post-Effective Amendment No. 3)*

      (4) Form of principal Underwriting Agreement between Weston Securities Corporation and the Registrant (Trust Form) for the New Century Balanced Portfolio (formerly New Century I Portfolio.) (Filed with Post-Effective Amendment No. 3)*

(f) Not applicable, because there are no pension, bonus or other agreements for the benefit of trustees and officers

(g)   (1)  Custody Agreement dated December 21, 1994 between  Registrant and
           The Bank of New York is electronically filed herewith as Exhibit EX-99.b8.

(h)   (1)  Form of Administration Agreement between Weston
           Financial Group, Inc. and the Registrant (Corporate
           Form) for the New Century Capital Portfolio. (Filed with Pre-Effective Amendment No. 2 to Form N-1A)*

      (2)  Form of Administration Agreement between Weston
           Financial Group, Inc. and the Registrant (Corporate
           Form) for the New Century Balanced Portfolio (formerly
           New Century I Portfolio.)  (Filed with Pre-Effective
           Amendment No. 2 to Form N-1A)*

      (3)  Form of Administration Agreement between Weston
           Financial Group, Inc. and the Registrant (Trust Form) for the New Century Capital Portfolio. (Filed with
           Post-Effective Amendment No. 3)*

      (4) Form of Administration Agreement between Weston Financial Group, Inc. and the Registrant (Trust Form) for the New Century Balanced Portfolio (formerly New Century I Portfolio.) (Filed with Post-Effective Amendment No. 3)*

     (5)  Agreement and Plan of Reorganization.  (Filed with
           Post-Effective Amendment No. 3)*

(i) (1) Opinion and consent of counsel as to the legality of the registrant's securities being registered. (Filed with Post-Effective Amendment No. 12)*

     (2) Reorganization opinion and consent of counsel. (Filed with Post- Effective Amendment No. 3)*

(j) (1) The consent of Briggs Bunting & Dougherty, LLP Independent Certified Public Accountants is electronically filed herewith as EX-99.b11.

     (2) The consent of Tait, Weller & Baker Independent
         Certified Public Accountants (Filed with Post-Effective
         Amendment No. 10)*

(k)   Not applicable

(l) Letter from contributors of initial capital to the Registrant that purchase was made for investment purposes without any present intention of redeeming or selling. (Filed with Pre-effective Amendment No. 2 to Form N-1A)*

(m)   (1)  Rule 12b-1 Plan of Distribution for the New Century
           Capital Portfolio.  (Filed with registration on Form
           N-1A)*

      (2)  Rule 12b-1 Plan of Distribution for the New Century
           Balanced Portfolio (formerly New Century I Portfolio).
           (Filed with registration on Form N-1A)*

      (3)  Rule  12b-1  Plan  of  Distribution  for  the  New  Century  Balanced
           Portfolio   (formerly   New   Century  I   Portfolio).   (Filed  with
           Post-Effective Amendment No. 3)*

      (4)  Rule  12b-1  Plan  of  Distribution  for  the  New  Century  Balanced
           Portfolio   (formerly   New   Century  I   Portfolio).   (Filed  with
           Post-Effective Amendment No.
           3)*

(n)   Financial Data Schedules electronically filed herewith as EX-27.

(o)   Not applicable.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL OF THE REGISTRANT.
          None

Item 25.  INDEMNIFICATION.
      The company shall indemnify any person who was or is a trustee, officer or employee of the Trust; provided however, that any such indemnification (unless ordered by a court) shall be made by the company only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made:

      (i) by the Board of Trustees by a majority vote of a quorum which consists of the trustees who are neither "interested persons" of the company as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or,

      (ii) if the required quorum is not obtainable or if a quorum of such trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the company to any trustee or officer of the company for any liability to the company or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

      As permitted by Article 11.2 (a)(v) of the Declaration of Trust, reasonable expenses incurred by a trustee who is a party to a proceeding may be paid by the Trust in advance of the final disposition of the action, after authorization in the manner described above and upon receipt by the trust of a written undertaking by the trustee or officer to repay the amount if it is ultimately determined that he is not entitled to be indemnified by the Trust.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.
      The principal business of Weston Financial Group, Inc. is to provide investment counsel and advice to individual and institutional investors.

Item 27.  PRINCIPAL UNDERWRITERS.
      (a) Weston Securities Corp., the only principal underwriter of the Registrant, does not act as principal underwriter, depositor or investment advisor to any other investment company.

      (b) Herewith is the information required by the following table with respect to each trustee, officer or partner of the only underwriter named in answer to Item 21 of Part B:

                                Position and                   Position and
Name and Principal              Offices with                   Offices with
Business Address                Underwriter                    Registrant

I. Richard Horowitz             President                      None
20 William St., Suite 330
Wellesley, MA 02481

Douglas A. Biggar               Clerk and                      Chairman
20 William St., Suite 330       Treasurer                      and Trustee
Wellesley, MA 02481

      (c) Not applicable.

Item 28.  LOCATION OF ACCOUNTS AND RECORDS.
      Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder is in the physical possession of Weston Financial Group, Inc., 20 William Street, Suite 330, Wellesley, Massachusetts 02481, First Data Investor Services Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania 19406-0903 or The Bank of New York, 90 Washington Street, 22nd Floor, New York, New York 10286-0001.

Item 29.  MANAGEMENT SERVICES.
      All management services are covered in the management agreement between the registrant and Weston Financial Group, Inc.
as discussed in Parts A and B.

Item 30.     UNDERTAKINGS.
      The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Wellesley, and State of Massachusetts on the 22nd day of February, 1999.

                                        NEW CENTURY PORTFOLIOS
                                        Registrant


                                        By: /S/ WAYNE M. GRZECKI
                                            Wayne M. Grzecki
                                            President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Trustee /S/ DOUGLAS A. BIGGAR                 February 22, 1999
Douglas A. Biggar


Trustee /S/ JOSEPH ROBBAT, JR.                February 22, 1999
Joseph Robbat, Jr.


Trustee /S/ STANLEY H. COOPER                 February 22, 1999
Stanley H. Cooper


President /S/  WAYNE M. GRZECKI               February 22, 1999
Wayne M. Grzecki


Trustee                                       February __, 1999
Michael A. Diorio

Trustee /S/ ROGER EASTMAN                     February 22, 1999
Roger Eastman

                                  EXHIBIT INDEX


N-1A Exhibit No.         Exhibit No.
Description

23(a)(4)                 EX-99.B1       First Amendment to Declaration of Trust

23(d)(1)                 EX-99.B5       New Investment Advisory Agreements
                                        between the Registrant, on behalf of
                                        each Portfolio, and Weston Financial
                                        Group, Inc.

23(g)(1)                 EX-99.B8       Custody Agreement dated December 21,
                                        1994 between Registrant and
                                        The Bank of New York is
                                        electronically filed herewith
                                        as Exhibit

23(j)                     EX-99.B11     Consent of Independent Auditors

23(n)                                   Financial Data Schedules
                          EX-27.1       * Century Capital Portfolio
                          EX-27.2       * New Century Balanced Portfolio